FAIR VALUE DISCLOSURES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		$ 33,631	$ 32,011
Trading securities		2,309	982
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	14	109	51
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount				6	3	21
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		17	171
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Percentage		0.70%	1.30%
Corporate Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		(68)	(52)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		17	100
US States and Political Subdivisions Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	1
Foreign Government Debt Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		(3)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	1
Commercial Mortgage Backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	0
Residential Mortgage Backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	20
Asset-backed Securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		(38)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	33
Redeemable Preferred Stock [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	15
Fair Value, Measurements, Recurring [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		33,607	31,992
Other equity investments		155	143
Trading securities		2,309	982
Other invested assets:		1,261	1,668
Cash equivalents		2,289	2,475
Segregated securities		1,551	1,280
GMIB reinsurance contracts		11,044	10,547
Separate Accounts assets		93,750	86,419
Total Assets		145,966	135,506
Liabilities Fair Value Disclosure [Abstract]
Guarantees, Fair Value Disclosure		265	291
Total Liabilities		265	291
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		23,198	23,137
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5,180	3,948
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		530	540
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		530	525
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		900	902
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,949	1,646
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		182	264
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,138	1,030
Fair Value, Measurements, Recurring [Member] | Short Term Investments [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		98	132
Fair Value, Measurements, Recurring [Member] | Swap [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		148	175
Fair Value, Measurements, Recurring [Member] | Future [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		(2)	(2)
Fair Value, Measurements, Recurring [Member] | Options Held [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		224	7
Fair Value, Measurements, Recurring [Member] | Interest Rate Floor [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		291	327
Fair Value, Measurements, Recurring [Member] | Swaptions [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		502	1,029
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		248	210
Other equity investments		78	66
Trading securities		446	457
Other invested assets:		(2)	(2)
Cash equivalents		2,289	2,475
Segregated securities		0	0
GMIB reinsurance contracts		0	0
Separate Accounts assets		90,751	83,672
Total Assets		93,810	86,878
Liabilities Fair Value Disclosure [Abstract]
Guarantees, Fair Value Disclosure		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Corporate Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		6	7
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | US Government Agencies Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Foreign Government Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Asset-backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Redeemable Preferred Stock [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		242	203
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Short Term Investments [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Swap [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Future [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		(2)	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Options Held [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Interest Rate Floor [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member] | Swaptions [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		31,898	30,173
Other equity investments		0	0
Trading securities		1,863	525
Other invested assets:		1,263	1,672
Cash equivalents		0	0
Segregated securities		1,551	1,280
GMIB reinsurance contracts		0	0
Separate Accounts assets		2,775	2,532
Total Assets		39,350	36,182
Liabilities Fair Value Disclosure [Abstract]
Guarantees, Fair Value Disclosure		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		22,837	22,698
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | US Government Agencies Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5,180	3,948
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		480	487
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Foreign Government Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		511	503
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,940	1,632
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Asset-backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		69	92
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Redeemable Preferred Stock [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		881	813
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Short Term Investments [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		98	132
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Swap [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		148	177
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Future [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Options Held [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		224	7
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Interest Rate Floor [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		291	327
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member] | Swaptions [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		502	1,029
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,461	1,609
Other equity investments		77	77
Trading securities		0	0
Other invested assets:		0	(2)
Cash equivalents		0	0
Segregated securities		0	0
GMIB reinsurance contracts		11,044	10,547
Separate Accounts assets		224	215
Total Assets		12,806	12,446
Liabilities Fair Value Disclosure [Abstract]
Guarantees, Fair Value Disclosure		265	291
Total Liabilities		265	291
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		355	432
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | US Government Agencies Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		50	53
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Foreign Government Debt Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		19	22
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		900	902
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		9	14
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Asset-backed Securities [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		113	172
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Redeemable Preferred Stock [Member]
Investment Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		15	14
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Short Term Investments [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Swap [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Future [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Options Held [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Interest Rate Floor [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member] | Swaptions [Member]
Investment Fair Value Disclosure [Abstract]
Other invested assets:		$ 0	$ 0